SUBSEQUENT EVENTS (Tables)	3 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SCHEDULE OF RESTATED BALANCE SHEET

Balance Sheet

	Balance Sheet at June 30, 2024 (Audited)	Adoption of ASU 2020-06 Adjustments	Restated Balance Sheet
Convertible note payable - related party, net of discount	36,565	1,063,435	1,100,000
Total current liabilities	3,552,541	1,063,435	4,615,976

Total liabilities	3,735,190	1,063,435	4,798,625

Additional paid in capital	18,484,873	(1,100,000)	17,384,873
Accumulated deficit	(12,642,933)	36,565	(12,606,368)
Total stockholders equity	8,747,956	(1,063,435)	7,684,521
Total liabilities and stockholders equity	12,483,146	0	12,483,146
Income Statement
Interest Expense	47,565	36,565	11,000
Net loss	(7,093,476)	36,565	(7,056,911)